Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of ordinary shares subject to possible redemption

As of December 31, 2021, the ordinary shares subject to possible redemption reflected on the balance sheet are reconciled in the following table:

Gross proceeds from IPO	$276,000,000
Less:
Proceeds allocated to Public Warrants, net of offering costs	(13,708,000)
Ordinary share issuance costs	(15,686,121)
Plus:
Remeasurement adjustment of carrying value to redemption value	29,407,466
Ordinary shares subject to possible redemption	$276,013,345

Summary of basic and diluted net income per common share

			For the period from September 24, 2020
	For the year ended		(inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income per share
Numerator:
Allocation of net income including remeasurement of temporary equity	$5,219,544	$1,470,011	$—	$(5,894)
Denominator
Weighted-average shares outstanding	24,499,726	6,900,000	—	45,000,000
Basic and diluted net income per share	$0.21	$0.21	$—	$(0.00)